Average Annual Total Returns{- Fidelity SAI Tax-Free Bond Fund} - 01.31 Fidelity SAI Tax-Free Bond Fund_PRO-05 - Fidelity SAI Tax-Free Bond Fund	Fidelity SAI Tax-Free Bond Fund Return Before Taxes Past 1 year	Fidelity SAI Tax-Free Bond Fund Return Before Taxes Since Inception		Fidelity SAI Tax-Free Bond Fund After Taxes on Distributions Past 1 year	Fidelity SAI Tax-Free Bond Fund After Taxes on Distributions Since Inception		Fidelity SAI Tax-Free Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Tax-Free Bond Fund After Taxes on Distributions and Sales Since Inception		LB015 Past 1 year	LB015 Since Inception		LB123 Past 1 year	LB123 Since Inception
Total	3.90%	6.27%	[1]	3.89%	6.21%	[1]	3.14%	5.31%	[1]	5.21%	6.42%	[1]	5.68%	6.96%	[1]

[1]	(a)From October 2, 2018